INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
Income Taxes Details Narrative
Increase in valuation allowance	$ 216,000	$ 2,989,000	$ 1,299,000
Net operating loss carry forward		$ 9,456,000
Expiration date		2034